PREPAID EXPENSES AND OTHER ASSETS (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
PREPAID EXPENSES AND OTHER ASSETS
Prepayments	€ 1,636	€ 2,372
Deposits	59	50
Other assets	128	20
Prepaid expenses and other assets	1,823	2,442
Prepayments, Exclusivity fee and working capital payments	€ 0	€ 1,187